Customer deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from customers [abstract]
Schedule of Customer Deposits
14 Customer deposits

Customer deposits
	2019	2018[1]
Savings accounts	326,864	322,711
Credit balances on customer accounts	224,022	205,053
Corporate deposits	22,329	26,920
Other	1,140	1,044
	574,355	555,729

1 The prior periods have been updated to improve consistency and comparability.

Schedule of Customer Deposits by Type
Customer deposits by type
	Netherlands		International		Total
	2019	2018	2019	2018	2019	2018
Non-interest bearing	19,030	16,841	24,782	25,342	43,812	42,182
Interest bearing	159,546	155,910	370,997	357,635	530,543	513,546
	178,576	172,751	395,779	382,977	574,355	555,729